Other intangible assets (Details 3) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₨ 116	₨ 53	₨ 110
Selling, general and administrative expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	82	53	72
Research and development expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	34	0	38
Cost of revenues [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₨ 0	₨ 0	₨ 0